TAXES ON INCOME - Loss from continuing operations, before taxes on income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
TAXES ON INCOME
United States	$ (5,068)	$ (6,142)
Israel	(5,239)	(5,481)
Loss from continuing operations, before taxes on income	$ (10,307)	$ (11,623)